RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
RESTRICTED CASH
RESTRICTED CASH

5.     RESTRICTED CASH

Restricted cash represented the proceeds from specialized bank borrowings for hospital construction. Balance of current restricted cash was nil and RMB4,661 (US$714), and noncurrent restricted cash was nil and RMB107,470 (US$16,471) as of December 31, 2019 and 2020, respectively.